Business developments	12 Months Ended
Dec. 31, 2021
Business developments
3 Business developments, significant shareholders and subsequent events
Business developments
Asset Management
Effective April 1, 2021, the Asset Management business was separated from the International Wealth Management division and managed as a new division of the Group. Prior periods were restated to conform to the current presentation. The segment information reflects the Group’s reportable segments and the Corporate Center effective until December 31, 2021, which were managed and reported on a pretax basis.
> Refer to “Note 4 – Segment information” for further information.
Credit Suisse strategy and organizational structure
On November 4, 2021, Credit Suisse announced that the Board of Directors had unanimously agreed on a long-term strategic direction for the Group and approved the introduction of a global business and regional matrix structure.
Effective January 1, 2022, the Group is organized into four divisions – Wealth Management, Investment Bank, Swiss Bank and Asset Management – and four geographic regions – Switzerland, Europe, Middle East and Africa (EMEA), Asia Pacific and Americas. Beginning in the first quarter of 2022, the Group’s financial reporting will be presented as four divisions, together with the Corporate Center.
The Wealth Management division integrates the former International Wealth Management division with the ultra-high-net-worth (UHNW) and external asset manager client segments in the former Swiss Universal Bank division as well as the private banking business in the former Asia Pacific division. The division plans to exit certain non-core markets and expand its market-leading UHNW franchise in selected scale markets.
The Investment Bank division integrates the advisory and capital markets businesses of the former Asia Pacific and Swiss Universal Bank divisions with the existing Investment Bank division to create a single global franchise across all four regions. The division intends to invest in capital-light advisory and capital markets businesses, and continues to leverage its credit, securitized products and leveraged finance businesses, while further growing connectivity with Wealth Management in Global Trading Solutions (GTS) and its advisory and capital markets businesses.
The Investment Bank is in the process of exiting its prime services business, with the exception of Index Access and APAC Delta One. The division is also reducing the long-duration structured derivatives book, exiting certain non-core GTS markets without a wealth management nexus and optimizing corporate lending exposures.
The Swiss Bank division includes high-net-worth (HNW), affluent, retail and corporate and institutional client segments. It intends to continue to invest in further growth and build its leading position by bringing the fully integrated services of the Group to private, corporate and institutional clients together with the global business divisions.
The Asset Management division is focused on strengthening its investment capabilities and building out its presence in select European and Asia Pacific markets, while simultaneously strengthening connectivity to the Wealth Management and Swiss Bank divisions. The division plans to further reduce its non-core investment and partnership portfolio.
As a consequence of unifying the wealth management and the investment banking businesses into global divisions and emphasizing its quest to further simplify its structure, the Group reintegrated parts of the former Sustainability, Research & Investment Solutions (SRI) function into the global business divisions, namely Investment Solutions & Products (IS&P) into Wealth Management and Securities Research into the Investment Bank. Sustainability remains a core priority of the Group, and Credit Suisse remains committed to its sustainability objectives.
Archegos Capital Management
The Group incurred significant losses in 2021 in respect of the failure by Archegos Capital Management (Archegos) to meet its margin commitments. Certain Group subsidiaries were notified by the fund that it would be unable to return margin advances previously extended and, following the failure of the fund, the Group exited the fund positions.
In the first quarter of 2021, the Group recorded a provision for credit losses of CHF 4,430 million with regard to this matter. In the second quarter of 2021, the Group incurred additional losses of CHF 594 million with regard to this matter, consisting of CHF 493 million of trading losses as a result of market movements during the process of closing out the fund positions, a provision for credit losses of CHF 70 million and operating expenses of CHF 31 million mainly reflecting severance-related costs and professional services fees. In the third quarter of 2021, the Group’s results included a positive impact of CHF 235 million, consisting of net revenues of CHF 23 million, a release of provision for credit losses of CHF 188 million pertaining to an assessment of the future recoverability of receivables and negative operating expenses of CHF 24 million. In the fourth quarter of 2021, the Group’s results included a release of provision for credit losses of CHF 5 million and total operating expenses of CHF 14 million. The aggregate loss attributable to this matter in 2021 was CHF 4,798 million.
Supply chain finance funds
In early March 2021, the boards of four supply chain finance funds managed by certain Group subsidiaries (collectively, the SCFFs) decided to suspend redemptions and subscriptions of those funds to protect the interests of the funds’ investors, to terminate the SCFFs and to proceed to their liquidation.
The last published net asset value (NAV) of the SCFFs in late February 2021 was approximately USD 10 billion in the aggregate. As of January 31, 2022, together with the cash already distributed to investors and cash remaining in the funds, total cash collected in the SCFFs amounts to approximately USD 7.3 billion including the cash position in the funds at the time of suspension. Redemption payments totaling approximately USD 6.7 billion have been made to their investors in six cash distributions. There remains considerable uncertainty regarding the valuation of a significant part of the remaining assets, including the fact that certain of the notes underlying the funds were not paid when they fell due and the portfolio manager has been informed that further notes will not be paid when they fall due in the future. It therefore can be assumed that the investors of the SCFFs will suffer a loss. The amount of loss of the investors is currently unknown.
The Group continues to analyze this matter, including with the assistance of external counsel and other experts. The Board initiated an externally led investigation of this matter, supervised by a special committee of the Board. The related report has been completed, the findings have been made available to the Board and the report was shared with FINMA. Given the reputational impact of the SCFF matter on the Group, actions have been taken against a number of employees where the Board deemed it was appropriate. In light of the ongoing recovery process and the legal complexities of the matter, there is no intention by the Board to publish the report. An internal project has been set up to further enhance governance as well as to strengthen risk management processes. The Group continues to assess the potential for recovery on behalf of the investors in the funds, and further analyze new, pending or threatened proceedings. As previously reported, the resolution of the matter, the timing of which is difficult to predict, could cause the Group to incur material losses.
With respect to the Group’s outstanding collateralized bridge loan of USD 90 million to Greensill Capital, the Group has marked its fair value to USD 63 million as of December 31, 2021.
Credit Suisse Life & Pensions AG
In the third quarter of 2021, Credit Suisse Life & Pensions AG was sold to Octium Holdings SA. As a result of the sale, the Group recorded a loss of CHF 42 million, which was reflected in International Wealth Management and Swiss Universal Bank. Related assets and liabilities have been reclassified to held-for-sale until close of this transaction.
York Capital Management
In the third quarter of 2021, the Group recorded a further impairment of CHF 113 million to the valuation of its non-controlling interest in York Capital Management (York), reflected in net revenues of Asset Management. In the fourth quarter of 2020, York informed its investors of a significant change in strategy resulting in a related impairment of CHF 414 million in 2020.
Allfunds Group
Credit Suisse holds an equity investment in Allfunds Group following the transfer of the Group’s open architecture investment fund platform Credit Suisse InvestLab to Allfunds Group. On April 23, 2021, Allfunds Group announced a successful initial public offering (IPO) on the Euronext Amsterdam exchange with an initial market capitalization of EUR 7.24 billion on the day of the listing. Net revenues in 2021 pertaining to Allfunds Group included gains of CHF 622 million reflecting share price movements as well as a reduction of the Group’s equity interest from 14.0% to 8.6% as of December 31, 2021. Following the IPO, the Group’s investment in Allfunds Group was reclassified from other investments to trading assets.
Mandatory Convertible Notes offering
On April 22, 2021, the Group announced that it had placed two series of mandatory convertible notes (MCNs), Series A MCNs and Series B MCNs, to be convertible into 100 million shares and 103 million shares of Credit Suisse Group AG, respectively. The MCNs settled on May 12, 2021. The aggregate principal amount of Series A MCNs issued was CHF 865 million and the aggregate principal amount of Series B MCNs issued was CHF 891 million. The shares of Credit Suisse Group AG underlying the Series A MCNs were issued from Credit Suisse Group AG’s conditional capital. The shares of Credit Suisse Group AG underlying the Series B MCNs were issued from Credit Suisse Group AG’s authorized capital. On November 12, 2021, the Series A MCNs and Series B MCNs were converted, and the shares of Credit Suisse Group AG held by Credit Suisse Group (Guernsey) VII Limited, the issuing entity of the MCNs, were delivered to the holders of MCNs.
COVID-19 pandemic
The COVID-19 pandemic continued to affect the economic environment throughout 2021. Infection rates ebbed and flowed across the world during the course of 2021, including in countries where Credit Suisse has a significant presence. Vaccination programs during the year continued to reduce significantly the correlation between COVID-19 infection and serious illness, although booster shots were increasingly required to sustain a high level of protection. In addition, in the fourth quarter of 2021 a further challenge arose with the emergence of the Omicron variant, which was more transmissible than previous variants. However, in early 2022 there were signs that the Omicron infection wave was peaking and that governments would relatively soon be able to ease social and economic activity restrictions. We continue to closely monitor the COVID-19 pandemic and its effects on our operations and businesses.
Significant shareholders
Significant shareholders registered in the share register
The following table includes significant shareholders (including nominees) with holdings in Group shares of at least 5% of the voting rights, which were registered in the share register as of December 31, 2021 and 2020, respectively.
Significant shareholders registered in the share register
	2021			2020
end of	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)
Direct shareholders [1]
Chase Nominees Ltd. [2]	304	12	11.48	323	13	13.21
Nortrust Nominees Ltd. [2]	197	8	7.42	184	7	7.53
The Bank of New York Mellon [2]	139	6	5.25	–	–	–	[3]
1 As registered in the share register of the Group on December 31 of the reporting period; includes shareholders registered as nominees.
2
Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.

3 Participation was lower than the disclosure threshold of 5%.
Information received from shareholders not registered in the share register
In addition to the shareholdings registered in the share register of the Group, the Group has obtained and reported to the SIX Swiss Exchange information from its shareholders in accordance with the notification requirements of the Swiss Federal Act on Financial Market Infrastructures and Market Conduct in Securities and Derivatives Trading. These shareholders may hold their shareholdings in Group shares through a nominee. The following shareholder notifications relate to registered voting rights exceeding 5% of all voting rights, which are subject to disclosure in the notes to the financial statements in accordance with the Swiss Code of Obligations. The percentage shareholdings below are presented with two decimal places.
In a disclosure notification that the Group published on November 9, 2013, the Group was notified that as of November 4, 2013, Harris Associates L.P. held 81.5 million shares, or 5.17% of the voting rights, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification has been received from Harris Associates L.P. relating to holdings of registered Group shares since 2013. This position includes the reportable position of Harris Associates Investment Trust (4.97% of the voting rights), as published by the SIX Swiss Exchange on August 1, 2018.
In a disclosure notification that the Group published on November 17, 2021, the Group was notified that as of November 12, 2021, Qatar Holding LLC, a wholly-owned subsidiary of Qatar Investment Authority, held 133.2 million shares, or 5.03% of the voting rights, of the registered Group shares issued as of the date of the notified transaction.
Subsequent events
Litigation settlement
In March 2022, Credit Suisse International reached a settlement related to a legacy litigation brought by Stadtwerke München GmbH and the parties will shortly apply to the court to have all proceedings against Credit Suisse discontinued. As a result, the Group increased its 2021 litigation provision by CHF 78 million in the Corporate Center and decreased its estimate of the aggregate range of reasonably possible losses not covered by existing provisions from zero to CHF 1.6 billion to zero to CHF 1.5 billion.
Russia’s invasion of Ukraine
In late February 2022, the Russian government launched a military attack on Ukraine. In response to Russia’s military attack, the US, EU, UK, Switzerland and other countries across the world imposed severe sanctions against Russia’s financial system and on Russian government officials and Russian business leaders. The sanctions included limitations on the ability of Russian banks to access the SWIFT financial messaging service and restrictions on transactions with the Russian central bank. The Russian government has also imposed certain countermeasures, which include restrictions relating to foreign currency accounts and security transactions. These measures followed earlier sanctions that had already been imposed by the US, EU and UK in 2021 in response to alleged Russian activities related to Syria, cybersecurity, electoral interference and other matters. The Group is assessing the impact of the sanctions already imposed, and potential future escalations, on its exposures and client relationships. As of December 31, 2021, the Group had a net credit exposure to Russia of approximately CHF 0.8 billion primarily comprised of corporate and institutional loans, trade finance activities and derivative exposures. In addition, its Russian subsidiaries had a net asset value of approximately CHF 0.2 billion as of December 31, 2021. As of March 7, 2022, the Group had minimal total credit exposures towards specifically sanctioned individuals managed by its Wealth Management division. The Group is currently monitoring settlement risk on certain open transactions with Russian counterparties, and market closures, the imposition of exchange controls, sanctions or other actions may limit our ability to settle existing transactions or realize on collateral, which could result in unexpected increases in exposures. The Group notes that these recent developments may affect its financial performance, including credit loss estimates and potential asset impairments, albeit given the early stage of these developments, it is not yet possible to estimate the size of any reasonably possible losses.

Bank
Business developments
3 Business developments, significant shareholders and subsequent events
> Refer to “Note 3 – Business developments, significant shareholders and subsequent events” in VI – Consolidated financial statements – Credit Suisse Group for further information.